Restructuring and Impairment Charges (Details of Restructuring Expenses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Contract Termination [Member]
Restructuring Reserve [Roll Forward]
Accrued, End of period	$ 226.4
2009 U.S. Plan [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period	16.2	15.2
Year-to-Date Restructuring Charges	4.4	5.3
Cash Payments	(5.1)	(4.3)
Accrued, End of period	15.5	16.2
Cumulative Costs Incurred	25.8	21.4
Total Costs Expected to be Incurred	46.0	48.3
2009 U.S. Plan [Member] | Severance and Other Employee Benefits [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period	16.2	15.2
Year-to-Date Restructuring Charges	(0.2)	2.1
Cash Payments	(3.4)	(1.1)
Accrued, End of period	12.6	16.2
Cumulative Costs Incurred	18.0	18.2
Total Costs Expected to be Incurred	18.8	21.0
2009 U.S. Plan [Member] | Asset Move Costs [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period	0	0
Year-to-Date Restructuring Charges	1.7	3.2
Cash Payments	(1.7)	(3.2)
Accrued, End of period	0	0
Cumulative Costs Incurred	4.9	3.2
Total Costs Expected to be Incurred	20.3	20.3
2009 U.S. Plan [Member] | Contract Termination [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period	0	0
Year-to-Date Restructuring Charges	2.9	0
Cash Payments	0	0
Accrued, End of period	2.9	0
Cumulative Costs Incurred	2.9	0
Total Costs Expected to be Incurred	2.9	3.0
2009 U.S. Plan [Member] | Infrastructure Costs [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period	0	0
Year-to-Date Restructuring Charges	0	0
Cash Payments	0	0
Accrued, End of period	0	0
Cumulative Costs Incurred	0	0
Total Costs Expected to be Incurred	$ 4.0	$ 4.0